Commitments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments to related party	$ 403.5
Projected future payments to others	4,793.1
Total projected future payments	5,196.6
2024
Disclosure Of Commitments [Line Items]
Projected future payments to related party	94.0
Projected future payments to others	674.7
Total projected future payments	768.7
2025
Disclosure Of Commitments [Line Items]
Projected future payments to related party	42.7
Projected future payments to others	553.0
Total projected future payments	595.7
2026
Disclosure Of Commitments [Line Items]
Projected future payments to related party	42.7
Projected future payments to others	513.1
Total projected future payments	555.8
2027
Disclosure Of Commitments [Line Items]
Projected future payments to related party	42.7
Projected future payments to others	468.0
Total projected future payments	510.7
2028 and thereafter
Disclosure Of Commitments [Line Items]
Projected future payments to related party	181.4
Projected future payments to others	2,584.3
Total projected future payments	$ 2,765.7